Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,980,880
Previously Paid Amount	0.00
Total Fee Amount	1,374.97
Total Offset Amount	0.00
Net Fee	1,374.97
Narrative - Max Aggregate Offering Price	$ 8,980,880
Final Prospectus	true